                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 10/31

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                                AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (70.6%)(c)
                                                  SHARES                   VALUE(a)
GLOBAL BOND (1.5%)
RiverSource Global Bond Fund                        311,097              $2,137,234
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.4%)
RiverSource Inflation Protected Securities
 Fund                                             1,189,672              11,706,372
-----------------------------------------------------------------------------------

INVESTMENT GRADE (60.7%)
RiverSource Core Bond Fund                        2,865,995              27,513,551
RiverSource Limited Duration Bond Fund            3,485,355              33,773,094
RiverSource Short Duration U.S. Government
 Fund                                             4,855,762              23,210,542
                                                                    ---------------
Total                                                                    84,497,187
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $97,773,389)                                                     $98,340,793
-----------------------------------------------------------------------------------

EQUITY FUNDS (23.0%)(c)
                                                  SHARES                   VALUE(a)
DIVIDEND INCOME (0.8%)
RiverSource Dividend Opportunity Fund               111,288              $1,097,303
-----------------------------------------------------------------------------------

INTERNATIONAL (7.5%)
RiverSource Disciplined International Equity
 Fund                                                76,307                 999,628
RiverSource International Aggressive Growth
 Fund                                               339,435               3,625,167
RiverSource International Equity Fund               120,322               1,091,317
RiverSource International Opportunity Fund          146,434               1,752,814
RiverSource International Select Value Fund         214,694               2,640,737
RiverSource International Small Cap Fund             33,886                 352,751
                                                                    ---------------
Total                                                                    10,462,414
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         84,987              $1,398,891
-----------------------------------------------------------------------------------

U.S. LARGE CAP (10.7%)
RiverSource Disciplined Equity Fund                 369,804               2,869,678
RiverSource Disciplined Large Cap Growth Fund       137,173(b)            1,456,781
RiverSource Diversified Equity Income Fund          116,948               1,693,407
RiverSource Fundamental Growth Fund                 324,030               2,485,310
RiverSource Fundamental Value Fund                  167,803               1,208,182
RiverSource Growth Fund                              95,710               3,454,182
RiverSource Large Cap Equity Fund                   143,927                 932,645
RiverSource Large Cap Value Fund                     41,217                 247,300
RiverSource Value Fund                              106,363                 624,349
                                                                    ---------------
Total                                                                    14,971,834
-----------------------------------------------------------------------------------

U.S. MID CAP (2.1%)
RiverSource Aggressive Growth Fund                  124,945               1,430,624
RiverSource Mid Cap Growth Fund                      52,477(b)              715,255
RiverSource Mid Cap Value Fund                       37,329                 392,701
RiverSource Select Value Fund                        64,916                 389,498
                                                                    ---------------
Total                                                                     2,928,078
-----------------------------------------------------------------------------------

U.S. SMALL CAP (0.7%)
RiverSource Small Cap Growth Fund                   114,231                 668,253
RiverSource Small Cap Value Fund                     44,726                 277,299
                                                                    ---------------
Total                                                                       945,552
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         25,511                $249,751
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $27,870,880)                                                     $32,053,823
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute
 Return Currency and
 Income Fund                                        130,772              $1,384,871
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,316,366)                                                       $1,384,871
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (5.3%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                  7,353,376              $7,353,376
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $7,353,376)                                                       $7,353,376
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $134,314,011)(d)                                                $139,132,863
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

RiverSource Portfolio Builder Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $134,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $4,829,000
Unrealized depreciation                                                 (10,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,819,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (58.3%)(c)
                                                  SHARES                   VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                      313,128              $3,059,259
-----------------------------------------------------------------------------------

GLOBAL BOND (4.9%)
RiverSource Global Bond Fund                      2,400,635              16,492,363
-----------------------------------------------------------------------------------

HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund               395,791               4,064,772
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource Inflation Protected Securities
 Fund                                             2,712,504              26,691,041
-----------------------------------------------------------------------------------

INVESTMENT GRADE (43.4%)
RiverSource Core Bond Fund                        3,195,465              30,676,462
RiverSource Diversified Bond Fund                 8,373,584              40,695,620
RiverSource Limited Duration Bond Fund            5,247,939              50,852,530
RiverSource Short Duration U.S. Government
 Fund                                             4,889,731              23,372,914
                                                                    ---------------
Total                                                                   145,597,526
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $194,719,158)                                                   $195,904,961
-----------------------------------------------------------------------------------

EQUITY FUNDS (38.3%)(c)
                                                  SHARES                   VALUE(a)
DIVIDEND INCOME (1.3%)
RiverSource Dividend Opportunity Fund               452,486              $4,461,508
-----------------------------------------------------------------------------------

INTERNATIONAL (12.8%)
RiverSource Disciplined International Equity
 Fund                                               300,649               3,938,508
RiverSource Emerging Markets Fund                   188,183               2,894,254
RiverSource International Aggressive Growth
 Fund                                             1,291,228              13,790,319
RiverSource International Equity Fund               460,272               4,174,667

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)
INTERNATIONAL (CONT.)
RiverSource International Opportunity Fund          560,905              $6,714,032
RiverSource International Select Value Fund         821,367              10,102,816
RiverSource International Small Cap Fund            128,700               1,339,772
                                                                    ---------------
Total                                                                    42,954,368
-----------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                        203,892               3,356,069
-----------------------------------------------------------------------------------

U.S. LARGE CAP (18.2%)
RiverSource Disciplined Equity Fund               1,507,551              11,698,598
RiverSource Disciplined Large Cap Growth Fund       560,312(b)            5,950,517
RiverSource Diversified Equity Income Fund          475,963               6,891,939
RiverSource Fundamental Growth Fund               1,318,071              10,109,605
RiverSource Fundamental Value Fund                  682,246               4,912,172
RiverSource Growth Fund                             390,166              14,081,084
RiverSource Large Cap Equity Fund                   587,630               3,807,842
RiverSource Large Cap Value Fund                    159,470                 956,818
RiverSource Value Fund                              431,034               2,530,169
                                                                    ---------------
Total                                                                    60,938,744
-----------------------------------------------------------------------------------

U.S. MID CAP (3.6%)
RiverSource Aggressive Growth Fund                  505,766               5,791,018
RiverSource Mid Cap Growth Fund                     215,751(b)            2,940,685
RiverSource Mid Cap Value Fund                      153,541               1,615,249
RiverSource Select Value Fund                       267,023               1,602,140
                                                                    ---------------
Total                                                                    11,949,092
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

U.S. SMALL CAP (1.1%)
RiverSource Small Cap Growth Fund                   466,445              $2,728,701
RiverSource Small Cap Value Fund                    182,333               1,130,462
                                                                    ---------------
Total                                                                     3,859,163
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        102,075                 999,315
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $109,529,555)                                                   $128,518,259
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                        313,798              $3,323,124
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,157,930)                                                       $3,323,124
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.4%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                  8,114,045              $8,114,045
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,114,045)                                                       $8,114,045
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $315,520,688)(d)                                                $335,860,389
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $315,521,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $20,599,000
Unrealized depreciation                                                 (260,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $20,339,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 3 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

RiverSource Portfolio Builder Moderate Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (51.2%)(c)
                                                  SHARES                  VALUE(a)
DIVIDEND INCOME (1.7%)
RiverSource Dividend Opportunity Fund             1,768,317            $17,435,608
----------------------------------------------------------------------------------

INTERNATIONAL (16.9%)
RiverSource Disciplined International Equity
 Fund                                             1,180,984             15,470,892
RiverSource Emerging Markets Fund                   737,070             11,336,143
RiverSource International Aggressive Growth
 Fund                                             5,052,660             53,962,404
RiverSource International Equity Fund             1,804,882             16,370,280
RiverSource International Opportunity Fund        2,201,232             26,348,749
RiverSource International Select Value Fund       3,216,600             39,564,184
RiverSource International Small Cap Fund            509,046              5,299,165
                                                                   ---------------
Total                                                                  168,351,817
----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                      1,201,817             19,781,900
----------------------------------------------------------------------------------

U.S. LARGE CAP (24.0%)
RiverSource Disciplined Equity Fund               5,902,721             45,805,117
RiverSource Disciplined Large Cap Growth Fund     2,192,280(b)          23,282,011
RiverSource Diversified Equity Income Fund        1,859,535             26,926,073
RiverSource Fundamental Growth Fund               5,161,963             39,592,254
RiverSource Fundamental Value Fund                2,673,666             19,250,392
RiverSource Growth Fund                           1,529,497             55,199,545
RiverSource Large Cap Equity Fund                 2,309,051             14,962,648
RiverSource Large Cap Value Fund                    615,809              3,694,855
RiverSource Value Fund                            1,688,171              9,909,562
                                                                   ---------------
Total                                                                  238,622,457
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(a)

U.S. MID CAP (4.7%)
RiverSource Aggressive Growth Fund                1,981,476            $22,687,899
RiverSource Mid Cap Growth Fund                     840,336(b)          11,453,777
RiverSource Mid Cap Value Fund                      593,908              6,247,915
RiverSource Select Value Fund                     1,032,858              6,197,145
                                                                   ---------------
Total                                                                   46,586,736
----------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
RiverSource Small Cap Growth Fund                 1,821,517             10,655,876
RiverSource Small Cap Value Fund                    711,318              4,410,170
                                                                   ---------------
Total                                                                   15,066,046
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        401,145              3,927,212
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $433,665,051)                                                  $509,771,776
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (46.7%)(c)
                                                  SHARES                   VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                      708,765              $6,924,634
-----------------------------------------------------------------------------------

GLOBAL BOND (4.7%)
RiverSource Global Bond Fund                      6,830,756              46,927,291
-----------------------------------------------------------------------------------

HIGH YIELD (5.6%)
RiverSource Income Opportunities Fund             5,405,460              55,514,078
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

INFLATION PROTECTED SECURITIES (9.9%)
RiverSource Inflation Protected Securities
 Fund                                             9,962,791             $98,033,862
-----------------------------------------------------------------------------------

INVESTMENT GRADE (25.8%)
RiverSource Core Bond Fund                       11,135,402             106,899,855
RiverSource Diversified Bond Fund                30,985,802             150,590,997
                                                                    ---------------
Total                                                                   257,490,852
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $460,462,145)                                                   $464,890,717
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                      1,849,622             $19,587,500
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $18,613,918)                                                     $19,587,500
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         56                     $56
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $56)                                                                     $56
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $912,741,170)(d)                                                $994,250,049
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $912,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $82,252,000
Unrealized depreciation                                                 (743,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $81,509,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 5 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

RiverSource Portfolio Builder Moderate Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (66.2%)(c)
                                                  SHARES                  VALUE(a)
DIVIDEND INCOME (2.3%)
RiverSource Dividend Opportunity Fund             2,798,596            $27,594,155
----------------------------------------------------------------------------------

INTERNATIONAL (22.0%)
RiverSource Disciplined International Equity
 Fund                                             1,853,729             24,283,856
RiverSource Emerging Markets Fund                 1,156,043             17,779,948
RiverSource International Aggressive Growth
 Fund                                             7,924,503             84,633,690
RiverSource International Equity Fund             2,827,479             25,645,232
RiverSource International Opportunity Fund        3,455,207             41,358,832
RiverSource International Select Value Fund       5,049,876             62,113,474
RiverSource International Small Cap Fund            790,431              8,228,386
                                                                   ---------------
Total                                                                  264,043,418
----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                      1,441,707             23,730,503
----------------------------------------------------------------------------------

U.S. LARGE CAP (31.3%)
RiverSource Disciplined Equity Fund               9,273,273             71,960,596
RiverSource Disciplined Large Cap Growth Fund     3,447,207(b)          36,609,337
RiverSource Diversified Equity Income Fund        2,924,311             42,344,025
RiverSource Fundamental Growth Fund               8,103,942             62,157,232
RiverSource Fundamental Value Fund                4,189,956             30,167,687
RiverSource Growth Fund                           2,398,829             86,573,745
RiverSource Large Cap Equity Fund                 3,608,005             23,379,870
RiverSource Large Cap Value Fund                    971,914              5,831,484
RiverSource Value Fund                            2,646,599             15,535,538
                                                                   ---------------
Total                                                                  374,559,514
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(a)

U.S. MID CAP (6.1%)
RiverSource Aggressive Growth Fund                3,116,282            $35,681,425
RiverSource Mid Cap Growth Fund                   1,326,054(b)          18,074,117
RiverSource Mid Cap Value Fund                      938,630              9,874,388
RiverSource Select Value Fund                     1,632,306              9,793,835
                                                                   ---------------
Total                                                                   73,423,765
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.0%)
RiverSource Small Cap Growth Fund                 2,865,669             16,764,164
RiverSource Small Cap Value Fund                  1,136,962              7,049,166
                                                                   ---------------
Total                                                                   23,813,330
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        637,179              6,237,978
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $670,631,524)                                                  $793,402,663
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (31.8%)(c)
                                                  SHARES                   VALUE(a)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      395,345              $3,862,525
-----------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                      8,400,755              57,713,187
-----------------------------------------------------------------------------------

HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund             2,218,173              22,780,639
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

INFLATION PROTECTED SECURITIES (9.6%)
RiverSource Inflation Protected Securities
 Fund                                            11,675,057            $114,882,566
-----------------------------------------------------------------------------------

INVESTMENT GRADE (15.2%)
RiverSource Core Bond Fund                        7,550,728              72,486,989
RiverSource Diversified Bond Fund                19,552,563              95,025,456
RiverSource Short Duration U.S. Government
 Fund                                             3,174,647              15,174,813
                                                                    ---------------
Total                                                                   182,687,258
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $375,447,443)                                                   $381,926,175
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                      2,218,667             $23,495,686
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $22,287,465)                                                     $23,495,686
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         22                     $22
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                     $22
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,068,366,454)(d)                                            $1,198,824,546
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $1,068,366,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $131,078,000
Unrealized depreciation                                                  (619,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $130,459,000
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 7 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

RiverSource Portfolio Builder Moderate Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (80.9%)(c)
                                                  SHARES                  VALUE(a)
DIVIDEND INCOME (2.8%)
RiverSource Dividend Opportunity Fund             1,719,057            $16,949,905
----------------------------------------------------------------------------------

INTERNATIONAL (27.1%)
RiverSource Disciplined International Equity
 Fund                                             1,145,312             15,003,591
RiverSource Emerging Markets Fund                   717,528             11,035,584
RiverSource International Aggressive Growth
 Fund                                             4,892,587             52,252,825
RiverSource International Equity Fund             1,743,167             15,810,524
RiverSource International Opportunity Fund        2,132,769             25,529,251
RiverSource International Select Value Fund       3,117,643             38,347,004
RiverSource International Small Cap Fund            490,570              5,106,837
                                                                   ---------------
Total                                                                  163,085,616
----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                        720,203             11,854,541
----------------------------------------------------------------------------------

U.S. LARGE CAP (38.5%)
RiverSource Disciplined Equity Fund               5,720,006             44,387,243
RiverSource Disciplined Large Cap Growth Fund     2,124,776(b)          22,565,118
RiverSource Diversified Equity Income Fund        1,810,929             26,222,248
RiverSource Fundamental Growth Fund               5,002,891             38,372,175
RiverSource Fundamental Value Fund                2,592,916             18,668,993
RiverSource Growth Fund                           1,481,615             53,471,500
RiverSource Large Cap Equity Fund                 2,230,034             14,450,618
RiverSource Large Cap Value Fund                    592,288              3,553,729
RiverSource Value Fund                            1,642,504              9,641,501
                                                                   ---------------
Total                                                                  231,333,125
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(a)

U.S. MID CAP (7.5%)
RiverSource Aggressive Growth Fund                1,925,836            $22,050,826
RiverSource Mid Cap Growth Fund                     816,845(b)          11,133,603
RiverSource Mid Cap Value Fund                      576,198              6,061,598
RiverSource Select Value Fund                     1,002,024              6,012,143
                                                                   ---------------
Total                                                                   45,258,170
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Growth Fund                 1,771,353             10,362,413
RiverSource Small Cap Value Fund                    700,419              4,342,598
                                                                   ---------------
Total                                                                   14,705,011
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        390,445              3,822,457
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $410,638,446)                                                  $487,008,825
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (17.1%)(c)
                                                  SHARES                   VALUE(a)
FLOATING RATE (0.5%)
RiverSource Floating Rate Fund                      317,243              $3,099,461
-----------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                        903,736               6,208,666
-----------------------------------------------------------------------------------

HIGH YIELD (1.7%)
RiverSource Income Opportunities Fund               994,317              10,211,636
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(a)

INFLATION PROTECTED SECURITIES (4.5%)
RiverSource Inflation Protected Securities
 Fund                                             2,726,545             $26,829,205
-----------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Core Bond Fund                        2,666,881              25,602,056
RiverSource Diversified Bond Fund                 4,222,021              20,519,022
RiverSource Short Duration U.S. Government
 Fund                                             2,135,216              10,206,334
                                                                    ---------------
Total                                                                    56,327,412
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $101,055,570)                                                   $102,676,380
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                      1,108,215             $11,735,995
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $11,135,184)                                                     $11,735,995
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         21                     $21
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $21)                                                                     $21
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $522,829,221)(d)                                                $601,421,221
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $522,829,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $78,884,000
Unrealized depreciation                                                 (292,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $78,592,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 9 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

RiverSource Portfolio Builder Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund
OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (98.0%)(c)
                                                  SHARES                  VALUE(a)
DIVIDEND INCOME (3.4%)
RiverSource Dividend Opportunity Fund             1,939,464            $19,123,113
----------------------------------------------------------------------------------

INTERNATIONAL (33.0%)
RiverSource Disciplined International Equity
 Fund                                             1,296,212             16,980,375
RiverSource Emerging Markets Fund                   809,201             12,445,516
RiverSource International Aggressive Growth
 Fund                                             5,534,818             59,111,855
RiverSource International Equity Fund             1,974,987             17,913,132
RiverSource International Opportunity Fund        2,410,905             28,858,528
RiverSource International Select Value Fund       3,523,805             43,342,797
RiverSource International Small Cap Fund            553,191              5,758,721
                                                                   ---------------
Total                                                                  184,410,924
----------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                        666,005             10,962,440
----------------------------------------------------------------------------------

U.S. LARGE CAP (46.7%)
RiverSource Disciplined Equity Fund               6,470,341             50,209,842
RiverSource Disciplined Large Cap Growth Fund     2,403,654(b)          25,526,805
RiverSource Diversified Equity Income Fund        2,047,758             29,651,541
RiverSource Fundamental Growth Fund               5,654,875             43,372,890
RiverSource Fundamental Value Fund                2,931,931             21,109,903
RiverSource Growth Fund                           1,676,426             60,502,216

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(a)
U.S. LARGE CAP (CONT.)
RiverSource Large Cap Equity Fund                 2,524,826            $16,360,876
RiverSource Large Cap Value Fund                    673,326              4,039,955
RiverSource Value Fund                            1,852,051             10,871,542
                                                                   ---------------
Total                                                                  261,645,570
----------------------------------------------------------------------------------

U.S. MID CAP (9.1%)
RiverSource Aggressive Growth Fund                2,176,350             24,919,212
RiverSource Mid Cap Growth Fund                     923,102(b)          12,581,886
RiverSource Mid Cap Value Fund                      652,917              6,868,689
RiverSource Select Value Fund                     1,135,421              6,812,529
                                                                   ---------------
Total                                                                   51,182,316
----------------------------------------------------------------------------------

U.S. SMALL CAP (3.0%)
RiverSource Small Cap Growth Fund                 1,999,795             11,698,801
RiverSource Small Cap Value Fund                    787,858              4,884,722
                                                                   ---------------
Total                                                                   16,583,523
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        444,311              4,349,807
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $463,530,301)                                                  $548,257,693
----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.9%)(c)
                                                  SHARES                   VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                      1,024,692             $10,851,486
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $10,305,442)                                                     $10,851,486
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         20                     $20
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $20)                                                                     $20
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $473,835,763)(d)                                                $559,109,199
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(d) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $473,836,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $85,540,000
Unrealized depreciation                                                 (267,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $85,273,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 11 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.5%)
ISSUER                                            SHARES                      VALUE(A)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                14,814                $1,460,512
General Dynamics                                       7,670                   697,663
Goodrich                                               2,369                   165,025
Honeywell Intl                                        14,145                   854,499
L-3 Communications Holdings                            2,385                   261,491
Lockheed Martin                                        6,563                   722,193
Northrop Grumman                                       6,496                   543,196
Precision Castparts                                    2,605                   390,255
Raytheon                                               8,267                   525,864
Rockwell Collins                                       3,151                   235,726
United Technologies                                   18,752                 1,436,216
                                                                       ---------------
Total                                                                        7,292,640
--------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                  3,265                   162,989
Expeditors Intl Washington                             4,025                   203,866
FedEx                                                  5,834                   602,886
United Parcel Service Cl B                            19,852                 1,490,885
                                                                       ---------------
Total                                                                        2,460,626
--------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                    14,124                   200,702
--------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                 3,992(b)                120,359
Johnson Controls                                      11,226                   490,801
                                                                       ---------------
Total                                                                          611,160
--------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                            39,697(b)                352,112
General Motors                                        10,699                   419,294
Harley-Davidson                                        4,753                   244,780
                                                                       ---------------
Total                                                                        1,016,186
--------------------------------------------------------------------------------------

BEVERAGES (2.3%)
Anheuser-Busch Companies                              14,171                   726,689
Brown-Forman Cl B                                      1,630                   120,587
Coca-Cola                                             37,614                 2,323,041
Coca-Cola Enterprises                                  5,391                   139,142
Constellation Brands Cl A                              3,665(b)                 92,065

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
BEVERAGES (CONT.)
Molson Coors Brewing Cl B                              2,584                  $147,882
Pepsi Bottling Group                                   2,654                   114,334
PepsiCo                                               30,544                 2,251,704
                                                                       ---------------
Total                                                                        5,915,444
--------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                 20,550(b)              1,194,161
Biogen Idec                                            5,444(b)                405,251
Celgene                                                7,240(b)                477,840
Genzyme                                                4,987(b)                378,862
Gilead Sciences                                       17,510(b)                808,787
                                                                       ---------------
Total                                                                        3,264,901
--------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies                            3,431                   127,873
Masco                                                  6,944                   167,212
                                                                       ---------------
Total                                                                          295,085
--------------------------------------------------------------------------------------

CAPITAL MARKETS (3.5%)
American Capital Strategies                            3,555                   154,323
Ameriprise Financial                                   4,445                   279,946
Bank of New York Mellon                               21,513                 1,050,910
Bear Stearns Companies                                 2,196                   249,466
Charles Schwab                                        17,922                   416,507
E*TRADE Financial                                      8,040(b)                 89,566
Federated Investors Cl B                               1,660                    71,380
Franklin Resources                                     3,065                   397,469
Goldman Sachs Group                                    7,671                 1,901,793
Janus Capital Group                                    2,984                   102,978
Legg Mason                                             2,510                   208,179
Lehman Brothers Holdings                              10,034                   635,554
Merrill Lynch & Co                                    16,295                 1,075,796
Morgan Stanley                                        19,901                 1,338,541
Northern Trust                                         3,620                   272,260
State Street                                           7,363                   587,347
T Rowe Price Group                                     5,016                   322,228
                                                                       ---------------
Total                                                                        9,154,243
--------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Air Products & Chemicals                               4,089                   400,109

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
CHEMICALS (CONT.)
Ashland                                                1,055                   $61,950
Dow Chemical                                          17,963                   809,054
Eastman Chemical                                       1,587                   105,678
Ecolab                                                 3,296                   155,472
EI du Pont de Nemours & Co                            17,408                   861,870
Hercules                                               2,194                    41,269
Intl Flavors & Fragrances                              1,543                    80,560
Monsanto                                              10,316                 1,007,151
PPG Inds                                               3,099                   231,619
Praxair                                                6,048                   516,983
Rohm & Haas                                            2,408                   124,927
Sigma-Aldrich                                          2,480                   128,142
                                                                       ---------------
Total                                                                        4,524,784
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
BB&T                                                  10,437                   385,856
Comerica                                               2,895                   135,139
Commerce Bancorp                                       3,630                   147,923
Fifth Third Bancorp                                   10,130                   316,866
First Horizon Natl                                     2,385                    62,201
Huntington Bancshares                                  6,917                   123,883
KeyCorp                                                7,366                   209,563
M&T Bank                                               1,415                   140,764
Marshall & Ilsley                                      5,041                   215,251
Natl City                                             11,972                   290,321
PNC Financial Services Group                           6,463                   466,370
Regions Financial                                     13,308                   360,913
SunTrust Banks                                         6,600                   479,160
Synovus Financial                                      6,194                   163,274
US Bancorp                                            32,644                 1,082,475
Wachovia                                              35,979                 1,645,320
Wells Fargo & Co                                      63,192                 2,149,159
Zions Bancorporation                                   2,030                   119,993
                                                                       ---------------
Total                                                                        8,494,431
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                      5,455(b)                 68,951
Avery Dennison                                         2,009                   116,321
Cintas                                                 2,553                    93,440
Equifax                                                2,697                   103,835
Monster Worldwide                                      2,500(b)                101,450
Pitney Bowes                                           4,158                   166,486
Robert Half Intl                                       3,102                    93,339

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
RR Donnelley & Sons                                    4,197                  $169,097
Waste Management                                       9,812                   357,059
                                                                       ---------------
Total                                                                        1,269,978
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
Ciena                                                  1,630(b)                 78,012
Cisco Systems                                        115,150(b)              3,806,858
Corning                                               29,740                   721,790
JDS Uniphase                                           4,002(b)                 61,071
Juniper Networks                                       9,720(b)                349,920
Motorola                                              43,758                   822,213
QUALCOMM                                              31,658                 1,352,746
Tellabs                                                8,291(b)                 73,044
                                                                       ---------------
Total                                                                        7,265,654
--------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.6%)
Apple                                                 16,444(b)              3,123,538
Dell                                                  42,952(b)              1,314,331
EMC                                                   39,650(b)              1,006,714
Hewlett-Packard                                       48,741                 2,518,935
IBM                                                   25,716                 2,986,142
Lexmark Intl Cl A                                      1,787(b)                 75,036
Network Appliance                                      6,731(b)                211,959
QLogic                                                 2,776(b)                 43,111
SanDisk                                                4,305(b)                191,142
Sun Microsystems                                      66,884(b)                381,908
Teradata                                               3,408(b)                 97,230
                                                                       ---------------
Total                                                                       11,950,046
--------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  1,669                   263,702
Jacobs Engineering Group                               2,265(b)                197,395
                                                                       ---------------
Total                                                                          461,097
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                       1,808                   154,602
--------------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                      22,367                 1,363,268
Capital One Financial                                  7,901                   518,227
Discover Financial Services                            9,020                   174,086
SLM                                                    7,798                   367,754
                                                                       ---------------
Total                                                                        2,423,335
--------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                   1,934                    95,888
Bemis                                                  1,972                    55,532
Pactiv                                                 2,467(b)                 67,768
Sealed Air                                             3,050                    76,037
Temple-Inland                                          2,008                   107,769
                                                                       ---------------
Total                                                                          402,994
--------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                          3,214                   157,711
--------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      2,688(b)                213,051
H&R Block                                              6,138                   133,808
                                                                       ---------------
Total                                                                          346,859
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.9%)
Bank of America                                       83,890                 4,050,209
CIT Group                                              3,610                   127,216

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
Citigroup                                             94,049                $3,940,653
CME Group                                              1,005                   669,581
IntercontinentalExchange                               1,355(b)                241,461
JPMorgan Chase & Co                                   63,981                 3,007,107
Leucadia Natl                                          3,110                   157,553
Moody's                                                4,190                   183,187
NYSE Euronext                                          4,995                   468,881
                                                                       ---------------
Total                                                                       12,845,848
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                 115,310                 4,818,804
CenturyTel                                             2,111                    92,990
Citizens Communications                                6,435                    84,685
Embarq                                                 2,883                   152,568
Qwest Communications Intl                             30,205(b)                216,872
Verizon Communications                                54,879                 2,528,276
Windstream                                             9,023                   121,359
                                                                       ---------------
Total                                                                        8,015,554
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                       3,135(b)                190,169
American Electric Power                                7,543                   363,648
Duke Energy                                           23,824                   456,706
Edison Intl                                            6,164                   358,437
Entergy                                                3,704                   443,998
Exelon                                                12,744                 1,054,948
FirstEnergy                                            5,761                   401,542
FPL Group                                              7,696                   526,560
Pinnacle West Capital                                  1,899                    76,720
PPL                                                    7,244                   374,515
Progress Energy                                        4,896                   235,008
Southern                                              14,301                   524,275
                                                                       ---------------
Total                                                                        5,006,526
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                       3,476                   182,108
Emerson Electric                                      14,976                   782,795
Rockwell Automation                                    2,881                   198,443
                                                                       ---------------
Total                                                                        1,163,346
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   7,310(b)                269,374
Jabil Circuit                                          3,920                    85,182
Molex                                                  2,710                    77,398
Tektronix                                              1,438                    54,428
Tyco Electronics                                       9,398                   335,226
                                                                       ---------------
Total                                                                          821,608
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes                                           6,042                   523,962
BJ Services                                            5,516                   138,948
ENSCO Intl                                             2,800                   155,372
Halliburton                                           16,828                   663,360
Nabors Inds                                            5,314(b,c)              149,217
Natl Oilwell Varco                                     6,740(b)                493,638
Noble                                                  5,078                   268,880
Rowan Companies                                        2,094                    81,624
Schlumberger                                          22,542                 2,176,880
Smith Intl                                             3,795                   250,660
Transocean                                             5,467(b)                652,596
Weatherford Intl                                       6,370(b)                413,477
                                                                       ---------------
Total                                                                        5,968,614
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale                                       8,284                  $557,182
CVS Caremark                                          27,996                 1,169,393
Kroger                                                13,377                   393,150
Safeway                                                8,305                   282,370
SUPERVALU                                              3,969                   153,799
SYSCO                                                 11,529                   395,329
Walgreen                                              18,782                   744,706
Wal-Mart Stores                                       45,383                 2,051,765
Whole Foods Market                                     2,625                   130,043
                                                                       ---------------
Total                                                                        5,877,737
--------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                                12,168                   435,370
Campbell Soup                                          4,246                   157,017
ConAgra Foods                                          9,258                   219,692
Dean Foods                                             2,445                    67,898
General Mills                                          6,238                   360,120
Hershey                                                3,192                   137,607
HJ Heinz                                               6,032                   282,177
Kellogg                                                5,021                   265,059
Kraft Foods Cl A                                      29,809                   995,918
McCormick & Co                                         2,450                    85,824
Sara Lee                                              13,700                   226,598
Tyson Foods Cl A                                       5,205                    82,239
WM Wrigley Jr                                          4,107                   253,279
                                                                       ---------------
Total                                                                        3,568,798
--------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                    851                    36,823
Questar                                                3,260                   186,081
                                                                       ---------------
Total                                                                          222,904
--------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Baxter Intl                                           12,186                   731,282
Becton Dickinson & Co                                  4,600                   383,916
Boston Scientific                                     25,225(b)                349,871
Covidien                                               9,398                   390,957
CR Bard                                                1,954                   163,374
Hospira                                                2,966(b)                122,585
Medtronic                                             21,438                 1,017,018
St. Jude Medical                                       6,446(b)                262,546
Stryker                                                4,488                   318,648
Varian Medical Systems                                 2,390(b)                116,560
Zimmer Holdings                                        4,464(b)                310,203
                                                                       ---------------
Total                                                                        4,166,960
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                  9,668                   543,052
AmerisourceBergen                                      3,402                   160,268
Cardinal Health                                        6,895                   469,067
CIGNA                                                  5,347                   280,664
Coventry Health Care                                   2,950(b)                177,915
Express Scripts                                        4,870(b)                307,297
Five Star Quality Care                                    --(b)                      2
Humana                                                 3,185(b)                238,716
Laboratory Corp of America Holdings                    2,218(b)                152,488
Manor Care                                             1,381                    91,947
McKesson                                               5,601                   370,226
Medco Health Solutions                                 5,120(b)                483,226
Patterson Companies                                    2,645(b)                103,446
Quest Diagnostics                                      2,960                   157,413
Tenet Healthcare                                       8,961(b)                 31,453

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
UnitedHealth Group                                    25,046                $1,231,010
WellPoint                                             10,812(b)                856,634
                                                                       ---------------
Total                                                                        5,654,824
--------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             3,691                    93,050
--------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                          8,250                   395,835
Darden Restaurants                                     2,674                   114,982
Harrah's Entertainment                                 3,540                   312,405
Intl Game Technology                                   6,346                   276,749
Marriott Intl Cl A                                     6,038                   248,222
McDonald's                                            22,536                 1,345,399
Starbucks                                             14,088(b)                375,868
Starwood Hotels & Resorts Worldwide                    3,972                   225,848
Wendy's Intl                                           1,655                    57,528
Wyndham Worldwide                                      3,376                   110,834
Yum! Brands                                            9,832                   395,935
                                                                       ---------------
Total                                                                        3,859,605
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                         1,242                   111,668
Centex                                                 2,266                    56,786
DR Horton                                              5,170                    65,607
Fortune Brands                                         2,897                   242,682
Harman Intl Inds                                       1,235                   103,987
KB HOME                                                1,456                    40,244
Leggett & Platt                                        3,299                    64,100
Lennar Cl A                                            2,640                    60,324
Newell Rubbermaid                                      5,220                   152,215
Pulte Homes                                            4,018                    59,627
Snap-On                                                1,091                    54,452
Stanley Works                                          1,553                    89,375
Whirlpool                                              1,474                   116,711
                                                                       ---------------
Total                                                                        1,217,778
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                                 2,621                   163,996
Colgate-Palmolive                                      9,638                   735,090
Kimberly-Clark                                         8,045                   570,310
Procter & Gamble                                      59,003                 4,101,889
                                                                       ---------------
Total                                                                        5,571,285
--------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                   12,643(b)                270,687
Constellation Energy Group                             3,411                   323,021
Dynegy Cl A                                            9,372(b)                 86,316
                                                                       ---------------
Total                                                                          680,024
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.8%)
3M                                                    13,536                 1,168,969
General Electric                                     193,720                 7,973,515
Textron                                                4,726                   327,086
Tyco Intl                                              9,398(c)                386,916
                                                                       ---------------
Total                                                                        9,856,486
--------------------------------------------------------------------------------------

INSURANCE (4.3%)
ACE                                                    6,220(c)                376,994
AFLAC                                                  9,236                   579,836
Allstate                                              11,058                   579,439
Ambac Financial Group                                  1,923                    70,824

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
INSURANCE (CONT.)
American Intl Group                                   48,478(e)             $3,059,932
Aon                                                    5,533(e)                250,756
Assurant                                               1,820                   106,361
Chubb                                                  7,438                   396,817
Cincinnati Financial                                   3,254                   129,444
Genworth Financial Cl A                                8,370                   228,501
Hartford Financial Services Group                      6,002                   582,374
Lincoln Natl                                           5,114                   318,960
Loews                                                  8,407                   412,700
Marsh & McLennan Companies                            10,246                   265,269
MBIA                                                   2,393                   102,995
MetLife                                               14,045                   966,999
Principal Financial Group                              5,025                   340,042
Progressive                                           13,690                   253,265
Prudential Financial                                   8,682                   839,723
Safeco                                                 1,967                   113,889
Torchmark                                              1,806                   117,679
Travelers Companies                                   12,411                   647,978
Unum Group                                             6,822                   159,225
XL Capital Cl A                                        3,435(c)                247,148
                                                                       ---------------
Total                                                                       11,147,150
--------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                             5,775(b)                514,841
Expedia                                                3,870(b,e)              126,394
IAC/InterActiveCorp                                    3,610(b)                106,351
                                                                       ---------------
Total                                                                          747,586
--------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Akamai Technologies                                    3,135(b)                122,861
eBay                                                  21,572(b)                778,749
Google Cl A                                            4,370(b)              3,089,590
VeriSign                                               4,610(b)                157,155
Yahoo!                                                25,474(b)                792,241
                                                                       ---------------
Total                                                                        4,940,596
--------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                      1,885(b)                 95,494
Automatic Data Processing                             10,036                   497,384
Cognizant Technology Solutions Cl A                    5,460(b)                226,372
Computer Sciences                                      3,290(b)                192,103
Convergys                                              2,567(b)                 47,053
Electronic Data Systems                                9,618                   207,653
Fidelity Natl Information Services                     3,210                   148,045
Fiserv                                                 3,157(b)                174,898
Paychex                                                6,427                   268,520
Unisys                                                 6,618(b)                 40,237
Western Union                                         14,603                   321,850
                                                                       ---------------
Total                                                                        2,219,609
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                              1,680                    37,481
Eastman Kodak                                          5,422                   155,395
Hasbro                                                 3,023                    90,237
Mattel                                                 7,464                   155,922
                                                                       ---------------
Total                                                                          439,035
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                       3,464(d)               $128,653
Millipore                                              1,016(b)                 78,892
PerkinElmer                                            2,294                    63,131
Thermo Fisher Scientific                               8,068(b)                474,480
Waters                                                 1,884(b)                145,030
                                                                       ---------------
Total                                                                          890,186
--------------------------------------------------------------------------------------

MACHINERY (1.7%)
Caterpillar                                           12,086                   901,737
Cummins                                                1,970                   236,321
Danaher                                                4,658                   399,051
Deere & Co                                             4,194                   649,651
Dover                                                  3,869                   177,974
Eaton                                                  2,750                   254,595
Illinois Tool Works                                    7,936                   454,415
Ingersoll-Rand Cl A                                    5,418(c)                272,796
ITT                                                    3,424                   229,134
PACCAR                                                 7,047                   391,531
Pall                                                   2,321                    93,002
Parker Hannifin                                        3,297                   264,980
Terex                                                  1,930(b)                143,245
                                                                       ---------------
Total                                                                        4,468,432
--------------------------------------------------------------------------------------

MEDIA (2.9%)
CBS Cl B                                              12,951                   371,694
Clear Channel Communications                           9,410                   355,416
Comcast Cl A                                          58,430(b)              1,229,952
DIRECTV Group                                         14,360(b)                380,253
Dow Jones & Co                                         1,231                    73,626
EW Scripps Cl A                                        1,695                    76,292
Gannett                                                4,401                   186,646
Interpublic Group of Companies                         8,911(b)                 92,229
McGraw-Hill Companies                                  6,404                   320,456
Meredith                                                 729                    45,380
New York Times Cl A                                    2,724                    53,281
News Corp Cl A                                        43,770                   948,496
Omnicom Group                                          6,206                   316,382
Time Warner                                           70,506                 1,287,439
Tribune                                                1,454                    43,998
Viacom Cl B                                           12,981(b)                535,985
Walt Disney                                           36,693                 1,270,679
                                                                       ---------------
Total                                                                        7,588,204
--------------------------------------------------------------------------------------

METALS & MINING (1.1%)
Alcoa                                                 16,718                   661,866
Allegheny Technologies                                 1,934                   197,597
Freeport-McMoRan Copper & Gold                         7,222                   849,884
Newmont Mining                                         8,535                   434,090
Nucor                                                  5,444                   337,637
Titanium Metals                                        1,655(b)                 58,256
United States Steel                                    2,231                   240,725
                                                                       ---------------
Total                                                                        2,780,055
--------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Big Lots                                               1,924(b)                 46,138
Dillard's Cl A                                         1,146                    26,392
Family Dollar Stores                                   2,756                    69,865
JC Penney                                              4,187                   235,477
Kohl's                                                 6,009(b)                330,315
Macy's                                                 8,192                   262,390

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
MULTILINE RETAIL (CONT.)
Nordstrom                                              3,744                  $147,663
Sears Holdings                                         1,435(b)                193,424
Target                                                16,001                   981,820
                                                                       ---------------
Total                                                                        2,293,484
--------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                                 3,922                   212,023
CenterPoint Energy                                     6,071                   101,750
CMS Energy                                             4,244                    72,021
Consolidated Edison                                    5,120                   241,101
Dominion Resources                                     5,504                   504,331
DTE Energy                                             3,228                   160,109
Integrys Energy Group                                  1,438                    77,379
NiSource                                               5,181                   105,951
PG&E                                                   6,681                   326,901
Public Service Enterprise Group                        4,810                   459,836
Sempra Energy                                          4,996                   307,304
TECO Energy                                            3,985                    67,068
Xcel Energy                                            7,940                   179,047
                                                                       ---------------
Total                                                                        2,814,821
--------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                 17,692(b)                308,548
--------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum                                     8,770                   517,605
Apache                                                 6,280                   651,927
Chesapeake Energy                                      7,755                   306,167
Chevron                                               40,306                 3,688,403
ConocoPhillips                                        30,766                 2,613,879
CONSOL Energy                                          3,450                   194,925
Devon Energy                                           8,428                   787,175
El Paso                                               13,245                   233,907
EOG Resources                                          4,626                   409,864
Exxon Mobil                                          104,854                 9,645,520
Hess                                                   5,233                   374,735
Kinder Morgan Management LLC                               1(b)                     28
Marathon Oil                                          13,516                   799,201
Murphy Oil                                             3,565                   262,491
Noble Energy                                           3,235                   247,607
Occidental Petroleum                                  15,704                 1,084,361
Peabody Energy                                         5,020                   279,865
Spectra Energy                                        11,947                   310,383
Sunoco                                                 2,276                   167,514
Tesoro                                                 2,585                   156,470
Valero Energy                                         10,470                   737,402
Williams Companies                                    11,344                   413,943
XTO Energy                                             7,296                   484,308
                                                                       ---------------
Total                                                                       24,367,680
--------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             8,121                   300,152
MeadWestvaco                                           3,463                   116,495
Weyerhaeuser                                           4,077                   309,486
                                                                       ---------------
Total                                                                          726,133
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                          8,184                   335,380
Estee Lauder Companies Cl A                            2,165                    95,044
                                                                       ---------------
Total                                                                          430,424
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                   29,215                $1,595,723
Allergan                                               5,818                   393,180
Barr Pharmaceuticals                                   2,030(b)                116,360
Bristol-Myers Squibb                                  37,391                 1,121,356
Eli Lilly & Co                                        18,662                 1,010,547
Forest Laboratories                                    5,980(b)                233,639
Johnson & Johnson                                     54,719                 3,566,038
King Pharmaceuticals                                   4,619(b)                 48,961
Merck & Co                                            41,147                 2,397,224
Mylan                                                  4,705                    70,763
Pfizer                                               130,966                 3,223,074
Schering-Plough                                       30,621                   934,553
Watson Pharmaceuticals                                 1,938(b)                 59,225
Wyeth                                                 25,423                 1,236,320
                                                                       ---------------
Total                                                                       16,006,963
--------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A                 1,830                    85,516
AvalonBay Communities                                  1,505                   184,588
Boston Properties                                      2,250                   243,765
Developers Diversified Realty                          2,345                   118,188
Equity Residential                                     5,240                   218,927
General Growth Properties                              4,640                   252,230
Host Hotels & Resorts                                  9,870                   218,719
Kimco Realty                                           4,770                   198,050
Plum Creek Timber                                      3,296                   147,232
ProLogis                                               4,855                   348,298
Public Storage                                         2,355                   190,684
Simon Property Group                                   4,226                   439,970
Vornado Realty Trust                                   2,530                   282,652
                                                                       ---------------
Total                                                                        2,928,819
--------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            3,725(b)                 90,816
--------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                           5,676                   494,663
CSX                                                    8,296                   371,412
Norfolk Southern                                       7,438                   384,173
Ryder System                                           1,128                    53,975
Union Pacific                                          5,037                   644,937
                                                                       ---------------
Total                                                                        1,949,160
--------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                                10,400(b)                136,032
Altera                                                 6,732                   132,082
Analog Devices                                         5,880                   196,745
Applied Materials                                     26,057                   506,027
Broadcom Cl A                                          8,871(b)                288,751
Intel                                                110,410                 2,970,029
KLA-Tencor                                             3,656                   192,488
Linear Technology                                      4,197                   138,585
LSI                                                   13,538(b)                 89,351
MEMC Electronic Materials                              4,260(b)                311,917
Microchip Technology                                   4,115                   136,495
Micron Technology                                     14,309(b)                150,388

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Natl Semiconductor                                     4,550                  $114,387
Novellus Systems                                       2,345(b)                 66,621
NVIDIA                                                10,372(b)                366,961
Teradyne                                               3,582(b)                 44,202
Texas Instruments                                     27,014                   880,656
Xilinx                                                 5,594                   136,494
                                                                       ---------------
Total                                                                        6,858,211
--------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                         11,128(b)                533,031
Autodesk                                               4,348(b)                212,617
BMC Software                                           3,803(b)                128,694
CA                                                     7,343                   194,222
Citrix Systems                                         3,399(b)                146,123
Compuware                                              5,725(b)                 57,250
Electronic Arts                                        5,882(b)                359,508
Intuit                                                 6,408(b)                206,145
Microsoft                                            152,544                 5,615,145
Novell                                                 6,612(b)                 49,987
Oracle                                                74,431(b)              1,650,135
Symantec                                              17,008(b)                319,410
                                                                       ---------------
Total                                                                        9,472,267
--------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Abercrombie & Fitch Cl A                               1,640                   129,888
AutoNation                                             2,615(b)                 46,259
AutoZone                                                 869(b)                108,112
Bed Bath & Beyond                                      5,129(b)                174,078
Best Buy                                               6,644                   322,367
Circuit City Stores                                    3,186                    25,265
Gap                                                    9,356                   176,828
Home Depot                                            31,921                 1,005,832
Limited Brands                                         6,027                   132,654
Lowe's Companies                                      27,950                   751,576
Office Depot                                           5,155(b)                 96,708
OfficeMax                                              1,420                    44,943
RadioShack                                             2,600                    53,612
Sherwin-Williams                                       2,055                   131,356
Staples                                               13,501                   315,113
Tiffany & Co                                           2,584                   140,001
TJX Companies                                          8,410                   243,301
                                                                       ---------------
Total                                                                        3,897,893
--------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                  7,050(b)                257,748
Jones Apparel Group                                    1,770                    37,064
Liz Claiborne                                          1,938                    55,175
Nike Cl B                                              7,308                   484,227
Polo Ralph Lauren                                      1,135                    78,088
VF                                                     1,682                   146,553
                                                                       ---------------
Total                                                                        1,058,855
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Countrywide Financial                                 10,888                   168,982
Fannie Mae                                            18,404                 1,049,764
Freddie Mac                                           12,296                   642,220
Hudson City Bancorp                                   10,050                   157,383
MGIC Investment                                        1,551                    30,027
Sovereign Bancorp                                      6,790                    97,980
Washington Mutual                                     16,559                   461,665
                                                                       ---------------
Total                                                                        2,608,021
--------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

TOBACCO (1.2%)
Altria Group                                          39,799                $2,902,542
Reynolds American                                      3,236                   208,495
UST                                                    3,016                   160,813
                                                                       ---------------
Total                                                                        3,271,850
--------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                            1,357                   122,021
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL                                                 6,623                  $471,226
Sprint Nextel                                         53,816                   920,254
TeleCorp PCS Escrow Cl A                                 520(b,g)                   --
                                                                       ---------------
Total                                                                        1,391,480
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $182,754,619)                                                      $258,071,724
--------------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   3,867,175(f)           $3,867,175
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,867,175)                                                        $3,867,175
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $186,621,794)(h)                                                 $261,938,899
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                CONTRACTS
-------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P 500 Index, Dec. 2007                                    50

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g)  Negligible market value.

(h) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $186,622,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $80,498,000
Unrealized depreciation                                               (5,181,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $75,317,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                                AT OCT. 31, 2007

INVESTMENTS IN SECURITIES

OCT. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.5%)
AAR                                                  59,315(b)           $1,901,046
Applied Signal Technology                            19,400                 278,778
Ceradyne                                             42,850(b)            2,931,369
Cubic                                                24,320               1,094,400
Curtiss-Wright                                       69,720               3,924,538
EDO                                                  26,705               1,548,890
Esterline Technologies                               45,900(b)            2,514,402
GenCorp                                              88,363(b)            1,040,916
Moog Cl A                                            66,625(b)            3,074,744
Teledyne Technologies                                54,984(b)            2,876,213
Triumph Group                                        26,111               2,078,958
                                                                    ---------------
Total                                                                    23,264,254
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Forward Air                                          46,233               1,508,583
Hub Group Cl A                                       61,980(b)            1,572,432
                                                                    ---------------
Total                                                                     3,081,015
-----------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                           57,503(b)              405,396
Mesa Air Group                                       45,088(b)              209,659
SkyWest                                              97,598               2,663,450
                                                                    ---------------
Total                                                                     3,278,505
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Drew Inds                                            28,335(b)            1,121,500
Standard Motor Products                              19,005                 158,882
Superior Inds Intl                                   36,340(d)              734,431
                                                                    ---------------
Total                                                                     2,014,813
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                        24,691                 153,084
Fleetwood Enterprises                               100,820(b)              907,380
Monaco Coach                                         47,004                 545,246
Winnebago Inds                                       48,316(d)            1,245,587
                                                                    ---------------
Total                                                                     2,851,297
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                     15,985(b)              835,216
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
ArQule                                               54,109(b)              424,756
LifeCell                                             47,740(b)            2,103,424
Martek Biosciences                                   50,675(b,d)          1,548,121

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BIOTECHNOLOGY (CONT.)
Regeneron Pharmaceuticals                           103,664(b)           $2,280,608
Savient Pharmaceuticals                              68,637(b)              966,409
                                                                    ---------------
Total                                                                     7,323,318
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Apogee Enterprises                                   45,354               1,067,180
Gibraltar Inds                                       46,825                 843,787
Griffon                                              41,263(b)              636,688
Lennox Intl                                         106,212               3,791,768
NCI Building Systems                                 31,495(b)            1,233,974
Simpson Mfg                                          58,566(d)            1,756,394
Universal Forest Products                            29,854               1,069,072
                                                                    ---------------
Total                                                                    10,398,863
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Investment Technology Group                          69,650(b)            2,918,336
LaBranche & Co                                       84,905(b,d)            465,279
Merrill Lynch & Co                                        2                     132
optionsXpress Holdings                               69,165               2,058,350
Piper Jaffray Companies                              29,015(b)            1,491,371
SWS Group                                            35,229                 668,999
TradeStation Group                                   45,330(b)              553,026
                                                                    ---------------
Total                                                                     8,155,493
-----------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                       38,487               1,755,777
Georgia Gulf                                         53,988(d)              653,255
HB Fuller                                            95,380               2,807,032
Material Sciences                                    19,947(b)              174,736
OM Group                                             47,120(b)            2,496,417
Omnova Solutions                                     66,124(b)              374,923
Penford                                              14,143                 498,824
PolyOne                                             146,012(b)            1,166,636
Quaker Chemical                                      15,863                 342,324
Schulman A                                           42,785               1,010,154
Tronox Cl B                                          65,020                 535,115
Zep                                                  34,250(b)              548,000
                                                                    ---------------
Total                                                                    12,363,193
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (5.4%)
Alabama Natl BanCorporation                          26,550              $2,092,671
Boston Private Financial Holdings                    58,504               1,682,575
Cascade Bancorp                                      44,685                 859,739
Central Pacific Financial                            47,785               1,071,818
Chittenden                                           77,831               2,772,372
Community Bank System                                46,785                 978,274
East West Bancorp                                    98,646               3,328,317
First BanCorp                                       119,046(c)            1,046,414
First Commonwealth Financial                        100,755(d)            1,157,675
First Financial Bancorp                              50,035                 587,911
First Indiana                                        20,235                 643,473
First Midwest Bancorp                                77,682               2,616,330
Frontier Financial                                   60,810(d)            1,349,374
Glacier Bancorp                                      84,005               1,708,662
Hancock Holding                                      38,695               1,471,571
Hanmi Financial                                      63,210                 696,574
Independent Bank                                     31,262                 330,127
Irwin Financial                                      29,305                 282,500
Nara Bancorp                                         34,165                 528,874
PrivateBancorp                                       29,120(d)              820,019
Prosperity Bancshares                                59,810               1,933,059
Provident Bankshares                                 50,637               1,249,215
Signature Bank                                       46,560(b)            1,590,024
South Financial Group                               116,009               2,396,746
Sterling Bancorp                                     28,265                 415,213
Sterling Bancshares                                 114,662(f)            1,398,876
Sterling Financial                                   80,556               1,812,510
Susquehanna Bancshares                               81,925               1,652,427
UCBH Holdings                                       162,818               2,779,303
Umpqua Holdings                                      96,240               1,629,343
United Bankshares                                    60,192               1,823,818
United Community Banks                               64,318(d)            1,424,001
Whitney Holding                                     105,894               2,717,240
Wilshire Bancorp                                     27,660                 284,898
Wintrust Financial                                   37,930               1,393,548
                                                                    ---------------
Total                                                                    50,525,491
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
ABM Inds                                             68,954               1,621,798
Administaff                                          37,290               1,487,125

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Angelica                                             15,049                $260,047
Bowne & Co                                           44,105                 766,545
CDI                                                  21,172                 583,500
Consolidated Graphics                                21,552(b)            1,378,897
G&K Services Cl A                                    33,421               1,354,887
Healthcare Services Group                            65,248               1,432,846
Heidrick & Struggles Intl                            28,501               1,231,813
Interface Cl A                                       85,970               1,644,606
Labor Ready                                          72,955(b)            1,282,549
Mobile Mini                                          57,094(b)            1,023,695
On Assignment                                        55,316(b)              461,335
School Specialty                                     28,204(b)              951,885
Spherion                                             88,161(b)              768,764
Standard Register                                    19,809                 254,149
Tetra Tech                                           91,573(b)            2,138,230
United Stationers                                    44,006(b)            2,548,387
Viad                                                 32,985               1,168,988
Volt Information Sciences                            21,476(b)              333,952
Waste Connections                                   106,788(b)            3,610,503
Watson Wyatt Worldwide Cl A                          66,270               3,159,092
                                                                    ---------------
Total                                                                    29,463,593
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.7%)
ARRIS Group                                         172,685(b)            1,985,878
Bel Fuse Cl B                                        18,660                 593,761
Black Box                                            27,503               1,099,570
Blue Coat Systems                                    50,790(b)            2,061,566
C-COR                                                78,921(b)              967,571
Comtech Telecommunications                           36,430(b)            1,976,328
Digi Intl                                            39,600(b)              635,184
Ditech Networks                                      40,150(b)              199,546
Harmonic                                            124,441(b)            1,533,113
NETGEAR                                              54,950(b)            1,941,933
Network Equipment Technologies                       41,927(b)              624,712
PC-Tel                                               35,295(b)              307,419
Symmetricom                                          72,854(b)              345,328
Tollgrade Communications                             20,818(b)              167,377
ViaSat                                               40,592(b)            1,238,056
                                                                    ---------------
Total                                                                    15,677,342
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                             186,632(b)              658,811
Avid Technology                                      54,305(b,d)          1,596,024
Hutchinson Technology                                40,897(b)              970,486
Intevac                                              33,810(b)              594,042
Novatel Wireless                                     50,635(b)            1,316,510
Stratasys                                            32,780(b)              853,263
Synaptics                                            41,190(b)            2,238,676
                                                                    ---------------
Total                                                                     8,227,812
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
EMCOR Group                                         101,106(b)            3,481,080
Insituform Technologies Cl A                         42,835(b)              602,260
Shaw Group                                          126,753(b)            9,455,773
URS                                                  83,733(b)            5,175,537
                                                                    ---------------
Total                                                                    18,714,650
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                           66,260(b)             $950,831
Texas Inds                                           42,917               3,135,516
                                                                    ---------------
Total                                                                     4,086,347
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                                    46,383               1,808,937
First Cash Financial Services                        43,815(b)              861,403
Rewards Network                                      42,140(b)              206,486
World Acceptance                                     27,455(b)              885,698
                                                                    ---------------
Total                                                                     3,762,524
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                          107,838               4,820,359
Caraustar Inds                                       45,686(b)              184,571
Chesapeake                                           31,245                 231,525
Myers Inds                                           44,147                 935,475
Rock-Tenn Cl A                                       55,330               1,613,423
                                                                    ---------------
Total                                                                     7,785,353
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Audiovox Cl A                                        28,857(b)              346,284
Building Materials Holding                           46,152(d)              362,755
LKQ                                                  84,880(b)            3,272,973
                                                                    ---------------
Total                                                                     3,982,012
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Bright Horizons Family Solutions                     41,145(b)            1,596,425
Coinstar                                             43,795(b)            1,508,738
CPI                                                   8,322                 276,374
Pre-Paid Legal Services                              14,120(b)              841,552
Universal Technical Institute                        36,785(b)              692,662
                                                                    ---------------
Total                                                                     4,915,751
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                    40,456               1,093,121
Portfolio Recovery Associates                        25,080(d)            1,131,359
                                                                    ---------------
Total                                                                     2,224,480
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
General Communication Cl A                           71,642(b)              840,361
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allete                                               40,485               1,768,790
Central Vermont Public Service                       16,007                 508,702
Cleco                                                94,040               2,477,954
El Paso Electric                                     71,999(b)            1,753,176
UIL Holdings                                         39,488               1,389,188
Unisource Energy                                     55,435               1,758,398
                                                                    ---------------
Total                                                                     9,656,208
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Acuity Brands                                        68,493               3,273,965
AO Smith                                             34,769               1,300,013
Baldor Electric                                      71,984               2,902,395
Belden                                               70,833               4,127,439
Brady Cl A                                           84,784               3,128,530
C&D Technologies                                     40,288(b)              194,188

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRICAL EQUIPMENT (CONT.)
Magnetek                                             47,376(b)             $243,039
Regal-Beloit                                         48,931               2,399,576
Vicor                                                30,008                 421,312
Woodward Governor                                    46,563               3,119,721
                                                                    ---------------
Total                                                                    21,110,178
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.9%)
Agilysys                                             41,912                 725,078
Anixter Intl                                         49,116(b)            3,528,984
Bell Microproducts                                   47,709(b)              285,777
Benchmark Electronics                               113,213(b)            2,321,999
Brightpoint                                          80,196(b)            1,299,175
Checkpoint Systems                                   61,790(b)            1,869,148
Cognex                                               67,867               1,220,249
Coherent                                             49,057(b)            1,609,070
CTS                                                  56,286                 695,132
Daktronics                                           52,250(d)            1,558,095
Electro Scientific Inds                              44,219(b)              964,859
FARO Technologies                                    26,040(b)              748,910
FLIR Systems                                        104,000(b)            7,216,559
Gerber Scientific                                    36,430(b)              402,552
Insight Enterprises                                  77,038(b)            2,129,330
Itron                                                47,595(b)            5,115,986
Keithley Instruments                                 22,175                 222,637
Littelfuse                                           35,085(b)            1,116,756
LoJack                                               29,555(b)              519,281
Mercury Computer Systems                             35,559(b)              556,143
Methode Electronics                                  59,721                 748,901
MTS Systems                                          28,065               1,248,612
Newport                                              62,105(b)              848,975
Park Electrochemical                                 31,900                 999,108
Photon Dynamics                                      26,149(b)              268,812
Planar Systems                                       27,345(b)              186,493
Plexus                                               72,740(b)            1,876,692
RadiSys                                              34,591(b)              465,249
Rogers                                               27,832(b)            1,364,603
ScanSource                                           40,590(b)            1,499,395
SYNNEX                                               26,030(b)              582,291
Technitrol                                           64,156               1,886,828
Trimble Navigation                                  186,416(b)            7,773,546
TTM Technologies                                     66,325(b)              850,950
X-Rite                                               45,187                 628,551
                                                                    ---------------
Total                                                                    55,334,726
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.1%)
Atwood Oceanics                                      43,244(b)            3,642,874
BASiC Energy Services                                35,300(b)              698,587
Bristow Group                                        37,239(b)            1,857,854
CARBO Ceramics                                       31,883               1,432,184
Dril-Quip                                            42,514(b)            2,267,272
Gulf Island Fabrication                              17,125                 598,005
Hornbeck Offshore Services                           36,170(b)            1,414,247
ION Geophysical                                     110,936(b)            1,680,680
Lufkin Inds                                          23,460               1,394,932
Matrix Service                                       41,730(b)            1,230,618
NATCO Group Cl A                                     28,500(b)            1,519,335
Oceaneering Intl                                     85,518(b)            6,607,975
Pioneer Drilling                                     77,915(b)              949,005
SEACOR Holdings                                      37,943(b)            3,477,476
Superior Well Services                               24,685(b)              503,574
TETRA Technologies                                  113,774(b)            2,240,210

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Unit                                                 72,876(b)           $3,481,287
W-H Energy Services                                  48,030(b)            2,764,607
                                                                    ---------------
Total                                                                    37,760,722
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Casey's General Stores                               79,493               2,265,551
Great Atlantic & Pacific Tea                         30,833(b,d)            998,064
Longs Drug Stores                                    49,770               2,613,422
Nash Finch                                           21,120(f)              790,944
Performance Food Group                               55,648(b)            1,501,940
Spartan Stores                                       34,275                 761,933
United Natural Foods                                 67,202(b)            1,944,826
                                                                    ---------------
Total                                                                    10,876,680
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Flowers Foods                                       121,904               2,674,574
Hain Celestial Group                                 62,272(b)            2,183,256
J&J Snack Foods                                      21,972                 782,643
Lance                                                48,813               1,033,859
Ralcorp Holdings                                     40,716(b)            2,292,311
Sanderson Farms                                      24,020                 835,896
TreeHouse Foods                                      48,970(b)            1,366,263
                                                                    ---------------
Total                                                                    11,168,802
-----------------------------------------------------------------------------------

GAS UTILITIES (3.6%)
Atmos Energy                                        139,925               3,924,896
Energen                                             112,594               7,206,015
Laclede Group                                        33,940               1,180,773
New Jersey Resources                                 44,031               2,168,527
Northwest Natural Gas                                41,709               2,009,123
Piedmont Natural Gas                                116,238(d)            2,967,556
South Jersey Inds                                    46,320               1,739,779
Southern Union                                      188,358               5,933,277
Southwest Gas                                        66,558               1,980,766
UGI                                                 167,280               4,452,994
                                                                    ---------------
Total                                                                    33,563,706
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.8%)
American Medical Systems Holdings                   113,010(b,d)          1,445,398
Analogic                                             20,819               1,189,806
ArthroCare                                           43,096(b)            2,794,345
BIOLASE Technology                                   37,500(b,d)            191,625
Conmed                                               44,226(b)            1,257,787
Cooper Companies                                     70,275               2,951,550
Cyberonics                                           34,650(b)              502,425
Datascope                                            20,241                 731,307
DJO                                                  37,075(b)            1,851,896
Greatbatch                                           35,260(b)              876,564
Haemonetics                                          41,622(b)            2,138,955
ICU Medical                                          20,185(b)              809,419
IDEXX Laboratories                                   48,678(b)            5,928,006
Immucor                                             108,472(b)            3,498,222
Integra LifeSciences Holdings                        28,840(b,d)          1,397,875
Invacare                                             50,170               1,357,600
Kensey Nash                                          18,750(b)              513,000
Mentor                                               53,045(d)            2,258,126
Meridian Bioscience                                  62,452               2,066,537
Merit Medical Systems                                43,480(b)              567,414
Osteotech                                            27,360(b)              190,426
Palomar Medical Technologies                         28,845(b)              729,490

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Possis Medical                                       26,845(b)             $384,152
Respironics                                         115,772(b)            5,795,545
SurModics                                            23,651(b,d)          1,341,958
Symmetry Medical                                     55,610(b)              953,712
Theragenics                                          51,682(b)              244,456
Vital Signs                                          12,497                 661,091
                                                                    ---------------
Total                                                                    44,628,687
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Amedisys                                             40,734(b)            1,729,158
AMERIGROUP                                           82,290(b)            2,880,150
AMN Healthcare Services                              48,620(b)              924,266
AmSurg                                               48,400(b)            1,280,180
Centene                                              68,520(b)            1,598,572
Chemed                                               37,530               2,151,220
Cross Country Healthcare                             50,215(b)              788,878
CryoLife                                             38,821(b)              262,042
Gentiva Health Services                              43,845(b)              832,178
HealthExtras                                         57,555(b)            1,677,153
Healthways                                           55,470(b)            3,367,029
Hooper Holmes                                       107,716(b)              239,130
inVentiv Health                                      50,610(b)            2,137,260
LCA-Vision                                           31,497                 537,654
LHC Group                                            22,610(b)              519,578
Matria Healthcare                                    33,460(b)              859,253
MedCath                                              21,370(b)              592,590
Molina Healthcare                                    22,200(b)              846,042
Odyssey HealthCare                                   51,777(b)              530,714
Owens & Minor                                        63,323               2,567,114
Pediatrix Medical Group                              76,932(b)            5,039,045
PharMerica                                           47,735(b,d)            761,373
PSS World Medical                                   105,665(b)            2,134,433
RehabCare Group                                      26,901(b)              557,927
ResCare                                              39,045(b)              958,945
Sierra Health Services                               88,020(b)            3,723,246
Sunrise Senior Living                                70,306(b)            2,601,322
                                                                    ---------------
Total                                                                    42,096,452
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Allscripts Healthcare Solutions                      88,035(b)            2,438,569
Omnicell                                             53,390(b)            1,409,496
Phase Forward                                        66,040(b)            1,571,092
                                                                    ---------------
Total                                                                     5,419,157
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.1%)
Buffalo Wild Wings                                   24,030(b)              736,760
California Pizza Kitchen                             45,775(b)              740,640
CEC Entertainment                                    50,574(b)            1,507,105
CKE Restaurants                                      89,865               1,454,016
IHOP                                                 23,285               1,474,639
Jack in the Box                                      98,612(b)            3,093,458
Landry's Restaurants                                 23,389                 671,732
Marcus                                               33,907                 652,371
Monarch Casino & Resort                              22,180(b)              678,486
Multimedia Games                                     36,220(b)              319,460
O'Charley's                                          37,495                 601,045
Panera Bread Cl A                                    50,308(b)            2,062,125
Papa John's Intl                                     33,750(b)              786,375
Peet's Coffee & Tea                                  19,440(b)              530,129
PF Chang's China Bistro                              40,510(b,d)          1,179,246

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Pinnacle Entertainment                               93,803(b)           $2,739,048
Red Robin Gourmet Burgers                            26,315(b)            1,053,126
Ruth's Chris Steak House                             29,845(b)              377,241
Shuffle Master                                       55,303(b,d)            756,545
SONIC                                                98,663(b)            2,444,869
Steak n Shake                                        44,688(b)              677,023
Texas Roadhouse Cl A                                 84,460(b)            1,070,108
Triarc Companies Cl B                                98,995               1,108,744
WMS Inds                                             64,450(b)            2,234,482
                                                                    ---------------
Total                                                                    28,948,773
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Bassett Furniture Inds                               18,519                 196,487
Champion Enterprises                                120,614(b)            1,430,481
Ethan Allen Interiors                                47,067               1,452,487
La-Z-Boy                                             81,265(d)              641,181
Libbey                                               22,813                 410,406
M/I Homes                                            19,390                 321,874
Meritage Homes                                       41,150(b,d)            662,104
Natl Presto Inds                                      7,399                 406,501
Russ Berrie & Co                                     26,216(b)              458,780
Skyline                                              10,668                 378,074
Standard-Pacific                                    101,764(d)              488,467
Universal Electronics                                22,475(b)              811,348
                                                                    ---------------
Total                                                                     7,658,190
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                           112,610(b)              936,915
Spectrum Brands                                      64,065(b)              276,120
WD-40                                                27,063               1,071,695
                                                                    ---------------
Total                                                                     2,284,730
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                         19,485                 417,758
Tredegar                                             38,524                 671,088
                                                                    ---------------
Total                                                                     1,088,846
-----------------------------------------------------------------------------------

INSURANCE (2.7%)
Delphi Financial Group Cl A                          68,974               2,672,743
Hilb Rogal & Hobbs                                   57,835               2,548,788
Infinity Property & Casualty                         30,315               1,219,269
LandAmerica Financial Group                          26,320                 731,433
Philadelphia Consolidated Holding                    90,844(b)            3,706,435
Presidential Life                                    33,837                 595,870
ProAssurance                                         52,325(b)            2,885,201
RLI                                                  30,967               1,801,350
Safety Insurance Group                               25,475                 916,081
SCPIE Holdings                                       12,960(b)              351,864
Selective Insurance Group                            83,924               2,040,192
Stewart Information Services                         28,702                 832,358
Tower Group                                          31,660                 955,815
United Fire & Casualty                               34,725               1,112,589
Zenith Natl Insurance                                58,153               2,336,588
                                                                    ---------------
Total                                                                    24,706,576
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile                                            24,930(b,d)         $1,970,467
PetMed Express                                       38,110(b)              555,644
Stamps.com                                           26,725(b)              370,943
                                                                    ---------------
Total                                                                     2,897,054
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Bankrate                                             20,210(b)              928,650
CyberSource                                          50,125(b)              819,544
DealerTrack Holdings                                 46,050(b)            2,260,594
InfoSpace                                            52,060               1,006,320
j2 Global Communications                             77,770(b)            2,620,070
Knot                                                 43,445(b)              842,399
MIVA                                                 50,550(b)              160,749
Perficient                                           46,770(b)              881,615
United Online                                       105,915(f)            1,864,104
Websense                                             70,530(b)            1,297,752
                                                                    ---------------
Total                                                                    12,681,797
-----------------------------------------------------------------------------------

IT SERVICES (1.0%)
Authorize.Net Holdings                               44,304(b)            1,035,384
CACI Intl Cl A                                       47,076(b)            2,535,042
Ciber                                                85,599(b)              666,816
Gevity HR                                            36,620                 365,468
ManTech Intl Cl A                                    30,485(b)            1,212,084
MAXIMUS                                              34,792               1,667,233
SI Intl                                              20,620(b)              581,690
StarTek                                              17,788                 191,221
Sykes Enterprises                                    51,220(b)              904,033
                                                                    ---------------
Total                                                                     9,158,971
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat                                           19,369                 279,301
JAKKS Pacific                                        44,176(b)            1,170,664
MarineMax                                            29,520(b)              420,365
Nautilus                                             49,505(d)              318,317
Polaris Inds                                         56,046(d)            2,756,342
Pool                                                 77,427(d)            1,825,729
RC2                                                  33,350(b)              994,497
Sturm, Ruger & Co                                    35,594(b)              332,804
                                                                    ---------------
Total                                                                     8,098,019
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex                                              44,685                 508,962
Dionex                                               29,350(b)            2,582,800
Enzo Biochem                                         48,964(b)              592,954
Kendle Intl                                          20,040(b)              808,213
PAREXEL Intl                                         43,382(b)            1,995,572
PharmaNet Development Group                          29,285(b)              948,834
                                                                    ---------------
Total                                                                     7,437,335
-----------------------------------------------------------------------------------

MACHINERY (4.4%)
Albany Intl Cl A                                     41,140               1,542,750
Astec Inds                                           29,513(b)            1,337,529
ASV                                                  31,770(b,d)            369,803
Barnes Group                                         70,534               2,590,714
Briggs & Stratton                                    78,018               1,756,185
Cascade                                              15,005(d)              945,015
Clarcor                                              78,158               2,849,641
EnPro Inds                                           33,800(b)            1,386,138
Gardner Denver                                       83,890(b)            3,030,946
Kaydon                                               44,285               2,382,090
Lindsay                                              18,301                 900,409

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Lydall                                               25,851(b)             $278,157
Manitowoc                                           196,896               9,699,097
Mueller Inds                                         58,182               2,092,225
Robbins & Myers                                      26,834               1,940,098
Toro                                                 62,308               3,468,063
Valmont Inds                                         27,121               2,596,022
Wabash Natl                                          47,523                 482,358
Watts Water Technologies Cl A                        49,168               1,397,846
                                                                    ---------------
Total                                                                    41,045,086
-----------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                83,772(b)            3,826,705
-----------------------------------------------------------------------------------

MEDIA (0.6%)
4Kids Entertainment                                  20,737(b)              353,566
Arbitron                                             46,821               2,370,080
Live Nation                                         103,535(b)            2,116,255
Radio One Cl D                                      127,225(b)              444,015
                                                                    ---------------
Total                                                                     5,283,916
-----------------------------------------------------------------------------------

METALS & MINING (1.2%)
AM Castle & Co                                       25,313                 761,921
AMCOL Intl                                           34,970               1,410,690
Brush Engineered Materials                           32,005(b)            1,545,842
Century Aluminum                                     45,634(b)            2,655,442
Quanex                                               58,364               2,404,013
RTI Intl Metals                                      36,243(b)            2,833,478
                                                                    ---------------
Total                                                                    11,611,386
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's Cl A                                          63,065                 668,489
Tuesday Morning                                      46,825                 356,807
                                                                    ---------------
Total                                                                     1,025,296
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                               82,918               1,828,342
CH Energy Group                                      21,270                 994,160
                                                                    ---------------
Total                                                                     2,822,502
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.5%)
Cabot Oil & Gas                                     151,990               6,032,483
Helix Energy Solutions Group                        143,292(b)            6,627,255
Massey Energy                                       127,380               4,035,398
Patriot Coal                                         41,670(b)            1,481,369
Penn Virginia                                        59,460               2,877,864
Petroleum Development                                23,370(b)            1,061,465
St. Mary Land & Exploration                          99,570               4,217,785
Stone Energy                                         43,958(b)            1,959,648
Swift Energy                                         47,165(b)            2,237,036
World Fuel Services                                  44,885               1,987,957
                                                                    ---------------
Total                                                                    32,518,260
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                 61,274(b)            1,098,030
Deltic Timber                                        16,651                 931,124
Neenah Paper                                         23,460                 797,640
Schweitzer-Mauduit Intl                              24,646                 690,581
Wausau Paper                                         79,390                 794,694
                                                                    ---------------
Total                                                                     4,312,069
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PERSONAL PRODUCTS (0.3%)
Chattem                                              30,035(b)           $2,231,600
Mannatech                                            24,505(d)              194,815
USANA Health Sciences                                13,280(b,d)            541,957
                                                                    ---------------
Total                                                                     2,968,372
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Alpharma Cl A                                        68,482(b)            1,412,099
Bradley Pharmaceuticals                              21,285(b)              418,676
MGI PHARMA                                          125,542(b)            4,090,157
Noven Pharmaceuticals                                39,006(b)              603,033
Sciele Pharma                                        55,340(b)            1,407,850
ViroPharma                                          109,570(b)              943,398
                                                                    ---------------
Total                                                                     8,875,213
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.9%)
Acadia Realty Trust                                  50,480               1,337,720
Colonial Properties Trust                            73,685               2,308,551
EastGroup Properties                                 37,310               1,778,941
Entertainment Properties Trust                       44,040               2,416,475
Essex Property Trust                                 39,490               4,874,250
Inland Real Estate                                   91,160               1,358,284
Kilroy Realty                                        51,327               3,338,308
Kite Realty Group Trust                              45,370                 822,104
Lexington Realty Trust                              100,500               1,988,895
LTC Properties                                       32,285                 818,102
Medical Properties Trust                             77,815               1,021,711
Mid-America Apartment Communities                    40,040               2,082,080
Natl Retail Properties                              111,535               2,827,412
Parkway Properties                                   24,965               1,073,495
PS Business Parks                                    25,130               1,465,079
Senior Housing Properties Trust                     131,280               2,943,298
Sovran Self Storage                                  33,870               1,602,390
Tanger Factory Outlet Centers                        49,140               2,069,777
                                                                    ---------------
Total                                                                    36,126,872
-----------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Arkansas Best                                        39,350               1,080,158
Heartland Express                                    90,983               1,268,303
Kansas City Southern                                120,619(b)            4,666,750
Knight Transportation                                90,855               1,450,954
Landstar System                                      86,116               3,624,622
Old Dominion Freight Line                            44,470(b)            1,004,577
                                                                    ---------------
Total                                                                    13,095,364
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Actel                                                40,887(b)              465,703
Advanced Energy Inds                                 56,098(b)              897,568
AMIS Holdings                                       102,025(b)              782,532
ATMI                                                 53,897(b)            1,732,250
Axcelis Technologies                                160,258(b)              751,610
Brooks Automation                                   110,455(b)            1,433,706
Cabot Microelectronics                               37,410(b)            1,484,429
Cohu                                                 35,921                 589,104
Cymer                                                50,148(b)            2,131,290
Diodes                                               48,607(b)            1,606,947
DSP Group                                            44,675(b)              705,418
Exar                                                 76,967(b)              935,919
FEI                                                  56,780(b,d)          1,647,188
Kopin                                               106,530(b)              423,989

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Kulicke & Soffa Inds                                 84,599(b)             $640,414
Microsemi                                           119,688(b)            3,184,898
MKS Instruments                                      79,460(b)            1,595,557
Pericom Semiconductor                                40,819(b)              609,836
Photronics                                           65,670(b)              718,430
Rudolph Technologies                                 45,748(b)              596,096
Skyworks Solutions                                  251,768(b)            2,321,301
Standard Microsystems                                36,377(b)            1,418,703
Supertex                                             21,645(b)              790,908
Ultratech                                            36,578(b)              423,939
Varian Semiconductor Equipment Associates           120,022(b)            5,523,413
Veeco Instruments                                    49,806(b)              899,994
                                                                    ---------------
Total                                                                    34,311,142
-----------------------------------------------------------------------------------

SOFTWARE (4.2%)
Ansoft                                               24,990(b)              751,699
ANSYS                                               122,010(b)            4,735,207
Blackbaud                                            69,175               1,864,266
Captaris                                             42,771(b)              198,030
Catapult Communications                              14,785(b)              109,853
Concur Technologies                                  67,180(b)            2,421,167
Epicor Software                                      91,570(b)            1,069,538
EPIQ Systems                                         41,672(b)              808,020
FactSet Research Systems                             67,490               4,759,394
Informatica                                         136,525(b)            2,331,847
JDA Software Group                                   41,060(b)            1,024,858
Manhattan Associates                                 40,792(b)            1,230,287
MICROS Systems                                       63,952(b)            4,593,033
Napster                                              72,823(b)              236,675
Phoenix Technologies                                 41,965(b)              480,499
Progress Software                                    65,380(b)            2,138,580
Quality Systems                                      27,370                 991,615
Radiant Systems                                      41,195(b)              672,302
Secure Computing                                     90,225(b)              893,228
Smith Micro Software                                 47,085(b,d)            725,580
Sonic Solutions                                      40,820(b)              489,840
SPSS                                                 29,908(b)            1,136,504
Take-Two Interactive Software                       116,193(b,d)          2,182,105
THQ                                                 104,633(b)            2,834,508
Tyler Technologies                                   54,270(b)              874,832
                                                                    ---------------
Total                                                                    39,553,467
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.6%)
Aaron Rents                                          85,021               1,800,744
Big 5 Sporting Goods                                 35,310                 630,284
Brown Shoe                                           69,404               1,415,842

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Cabela's                                             61,960(b)           $1,209,459
Cato Cl A                                            51,069               1,025,466
Charlotte Russe Holding                              39,776(b)              576,354
Children's Place Retail Stores                       36,620(b)              937,472
Christopher & Banks                                  56,903                 780,709
Dress Barn                                           73,586(b)            1,206,075
Finish Line Cl A                                     66,670                 250,013
Genesco                                              35,773(b)            1,652,713
Group 1 Automotive                                   37,734               1,171,641
Gymboree                                             47,583(b)            1,619,249
Haverty Furniture Companies                          35,620                 302,770
Hibbett Sports                                       48,822(b)            1,151,711
Hot Topic                                            69,671(b)              533,680
Jo-Ann Stores                                        39,140(b)              754,228
Jos A Bank Clothiers                                 28,511(b,d)            832,806
Lithia Motors Cl A                                   25,090                 426,028
Men's Wearhouse                                      83,566               3,531,498
Midas                                                22,971(b)              366,847
Pep Boys - Manny, Moe & Jack                         65,733                 966,932
Select Comfort                                       71,172(b,d)            813,496
Sonic Automotive Cl A                                48,670               1,229,404
Stage Stores                                         64,985               1,219,119
Stein Mart                                           41,380                 271,867
Tractor Supply                                       54,520(b)            2,259,308
Tween Brands                                         48,329(b)            1,483,700
Zale                                                 76,948(b)            1,622,064
Zumiez                                               27,925(b)            1,168,941
                                                                    ---------------
Total                                                                    33,210,420
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.1%)
Ashworth                                             23,000(b)              127,880
crocs                                               127,990(b,d)          9,567,253
Deckers Outdoor                                      20,070(b,d)          2,805,585
Fossil                                               71,640(b)            2,690,798
Iconix Brand Group                                   89,105(b)            2,036,049
Kellwood                                             40,634                 673,305
K-Swiss Cl A                                         41,974                 982,192
Maidenform Brands                                    30,400(b)              451,440
Movado Group                                         30,255                 910,373
Oxford Inds                                          24,398                 632,152
Quiksilver                                          192,998(b)            2,605,473
Skechers USA Cl A                                    50,950(b)            1,252,861
UniFirst                                             22,380                 842,159
Volcom                                               22,915(b)              670,264
Wolverine World Wide                                 83,905               2,151,324
                                                                    ---------------
Total                                                                    28,399,108
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.0%)
Anchor BanCorp Wisconsin                             27,794                $683,732
Bank Mutual                                          86,615                 962,293
BankAtlantic Bancorp Cl A                            67,460                 277,261
BankUnited Financial Cl A                            48,870                 421,748
Brookline Bancorp                                    93,505               1,006,114
Corus Bankshares                                     51,690(d)              569,624
Dime Community Bancshares                            40,952                 589,299
Downey Financial                                     30,600(d)            1,246,338
FirstFed Financial                                   22,904(b,d)            979,833
Flagstar Bancorp                                     57,690                 466,712
Franklin Bank                                        39,825(b)              307,847
Fremont General                                     106,310(d)              294,479
Triad Guaranty                                       19,420(b)              156,525
Trustco Bank NY                                     117,732(d)            1,240,895
                                                                    ---------------
Total                                                                     9,202,700
-----------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                   139,305(b)              909,662
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies                      57,606               2,042,132
Kaman                                                38,474               1,450,855
Lawson Products                                       6,561                 232,194
Watsco                                               38,634               1,608,720
                                                                    ---------------
Total                                                                     5,333,901
-----------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                26,770               1,216,697
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $664,957,922)                                                   $915,995,430
-----------------------------------------------------------------------------------

MONEY MARKET FUND (8.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 74,355,438(g)          $74,355,438
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $74,355,438)                                                     $74,355,438
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $739,313,360)(h)                                                $990,350,868
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2007, the value of foreign securities represented 0.1% of net assets.

(d)  At Oct. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 6.3% of net assets. The Fund's cash equivalent position is 1.7% of net assets.

(f) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
Russell 2000 Index, Dec. 2007                                           38

--------------------------------------------------------------------------------

 5 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Oct. 31, 2007, the cost of securities for federal income tax purposes was approximately $739,313,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $334,047,000
Unrealized depreciation                                               (83,009,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $251,038,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 27, 2007